NOTE 8. STOCK BASED COMPENSATION - Options Issued (Details) (Quarterly Report, USD $)	9 Months Ended
Sep. 30, 2013
Quarterly Report
Outstanding at January 1, 2013
Granted	10,000,000
Granted, Per Share	$ 0.03
Granted	4 years 4 months
Granted, Value
Exercised
Forfeited	(5,000,000)
Forfeited, Per Share	$ 0.03
Outstanding at September 30, 2013	10,000,000
Outstanding at September 30, 2013, Per Share	$ 0.03
Outstanding at September 30, 2013	4 years 4 months
Outstanding at September 30, 2013, Value
Exercisable at September 30, 2013	10,000,000
Exercisable at September 30, 2013, Per Share	$ 0.03
Exercisable at September 30, 2013	4 years 4 months
Exercisable at September 30, 2013, Value